Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net loss	¥ (24,702,033)	$ (3,384,165)	¥ (126,989,866)	¥ (8,091,230)
Net income/(loss) from discontinued operation			(23,394,661)	1,828,539
Net loss from continuing operations	(24,702,033)	(3,384,165)	(103,595,205)	(9,919,769)
Adjustments for:
Provision/(reversal) for credit losses	(1,574,942)	(215,766)	65,078,293
Depreciation of property and equipment	4,598,768	630,029	6,128,680	6,906,042
Amortization of land use rights	946,697	129,697	946,697	946,697
Amortization of intangible assets	32,789	4,492	33,045	35,677
Amortization of right-of-use assets	6,158,318	843,686	4,185,583	3,725,199
Impairment of goodwill			22,677,921	18,842,000
Fair value change of contingent consideration				(22,850,000)
Deferred tax (benefits)/expenses			2,903,456	(10,273)
Changes in assets and liabilities:
Accounts receivable	(147,390)	(20,192)	(6,601)	(4,000)
Inventories	886,895	121,504	276,881	(936,176)
Prepayments and other current assets	1,921,752	263,279	5,195,189	(419,634)
Amounts due from a related party	(6,792,000)	(930,500)	(10,750,000)
Other non-current asset	(1,100,000)	(150,699)
Accounts payable	(1,115,604)	(152,837)	(295,626)	(3,633,087)
Amounts due to related parties	1,817,485	248,994	7,676,600	(182,574)
Amounts due to Affected Entity	8,912,193	1,220,965	(60,375,678)	54,590,398
Salaries and welfare payable	(592,660)	(81,194)	645,567	339,423
Taxes payable	1,315,310	180,197	160,456	136,459
Income tax payable	(6,337)	(868)	162,001	57,831
Deferred revenue, current and non-current	(917,581)	(125,708)	(1,024,939)	2,439,070
Accrued liabilities and other current liabilities	1,540,776	211,084	(3,064,836)	(4,841,370)
Other non-current liabilities	1,000,000	136,999
Operating lease liabilities, current and non-current	(10,504,227)	(1,439,073)	(3,866,909)	(3,880,445)
Net cash provided by/(used in) operating activities from continuing operations	(18,321,791)	(2,510,076)	(66,909,425)	41,341,468
Net cash (used in)/provided by operating activities from discontinued operation			7,709,950	(373,767)
Net cash provided by/(used in) operating activities	(18,321,791)	(2,510,076)	(59,199,475)	40,967,701
Cash flows from investing activities:
Purchase of short-term investments	(170,000)	(23,290)		(9,000,000)
Proceeds from maturity of short-term investments	170,000	23,290		9,000,000
Purchase of property and equipment and software	(298,083)	(40,837)	(2,177,538)	(1,296,464)
Disposal of non-controlling interests	(255,999)	(35,072)
Purchase of Pengxiang (excluded Chuangmei Weiye), net of cash acquired				156,459
Cash loss of disposal of Qingtian International School			(4,972,757)
Cash loss of disposal of Chuangmei Weiye			(425,988)
Net cash used in investing activities from continuing operations	(554,082)	(75,909)	(7,576,283)	(1,140,005)
Net cash provided by investing activities from discontinued operation				683,624
Net cash used in investing activities	(554,082)	(75,909)	(7,576,283)	(456,381)
Cash flows from financing activities:
Proceeds from short-term borrowings with banks	114,000,000	15,617,936	98,000,000	100,500,000
Repayments of short-term borrowings with banks	(104,000,000)	(14,247,942)	(85,000,000)	(116,500,000)
Proceeds from long-term borrowings with banks				3,750,000
Repayments of long-term borrowings with banks	(1,250,000)	(171,249)	(2,500,000)
Contributions from non-controlling interests				850,000
Proceeds from issuance of ordinary shares, net of issuance cost			41,856,434
Withdrawal of non-controlling shareholders			(500,000)
Net cash (used in)/provided by financing activities from continuing operations	8,750,000	1,198,745	51,856,434	(11,400,000)
Net cash provided by/(used in) financing activities from discontinued operation			(7,772,526)	181,250
Net cash (used in)/provided by financing activities	8,750,000	1,198,745	44,083,908	(11,218,750)
Effect of exchange rate changes on cash and cash equivalents	3,809,860	521,950	2,970,553	18,057,155
Net increase/(decrease) in cash and cash equivalents	(6,316,013)	(865,290)	(19,721,297)	47,349,725
Cash and cash equivalents at the beginning of year	227,040,251	31,104,387	246,761,548	199,411,823
Cash and cash equivalents at the end of year	220,724,238	30,239,097	227,040,251	246,761,548
Less: cash and cash equivalents of discontinued operations at the end of year				491,106
Cash and cash equivalents of continuing operations at the end of year	220,724,238		227,040,251	246,270,442
Supplemental disclosure of cash flow information:
Cash paid for interest expenses	2,739,254	375,276	3,838,286	2,615,402
Cash paid for income tax expenses	9,154	1,254	66,549	935,716
Supplemental disclosure of non-cash flow information:
Obtaining right-of-use assets in exchange for operating lease liabilities	55,593,928	7,616,337		11,305,735
Deemed shareholder's contribution	9,546,392	1,307,850		123,611,904
Deemed withdrawal of shareholder's contribution			(17,455,572)
Offset between consideration from disposal of Qingtian International School and amount due to Lianwai School			23,161,000
Disposal Qingtian International School			3,726,595
Offset between amounts due to Qingtian Zhongyi and amounts due from Qingtian International School	¥ 8,000,000	$ 1,095,996